Document and Entity Information	Sep. 24, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Gladstone Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001843248
Document Type	8-K
Document Period End Date	Sep. 24, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-40707
Entity Tax Identification Number	86-1458374
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GLEEU
Security Exchange Name	NASDAQ
Shares 160of 160 Class 160 A 160common 160stockbrincluded 160as 160part 160of 160the 160units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A common stockincluded as part of the units
Trading Symbol	GLEE
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Partof The Units Each Whole Warrantexercisable For One Share Of Class Acommon Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrantexercisable for one share of Class Acommon stock at an exercise price of$11.50
Trading Symbol	GLEEW
Security Exchange Name	NASDAQ